ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2013
CIAC
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren-Jingwei Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Link224 Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Lianhe Holdings
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Wole Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
JiehunChina Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	85.43%
Renren Giant Way
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Funall Technology Inc.
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Xin Ditu Holdings
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Study Inc.
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Jingwei Inc. Limited
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Happy Link Corporation Limited
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	85.43%
Game HK
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Jupiter Way
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Game Japan Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Game Korea Co., Ltd
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Funall Technology Development (Taiwan) Co.,Ltd
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Game USA Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Appsurdity Inc
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Qianxiang Shiji
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Beijing Wole
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Renren Network
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Jiexi Shiji
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	85.43%
Huijin
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%
Joy Interactive (Beijing) Technology Development Co., Ltd.
Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries
Percentage of legal ownership by Renren Inc	100.00%